UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3757

DREYFUS PREMIER CALIFORNIA TAX EXEMPT BOND FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	2/28/06

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Premier California Tax Exempt Bond Fund, Inc.
Statement of Investments
February 28, 2006 (Unaudited)

	Principal
Long-Term Municipal Investments--98.6%	Amount ($)		Value ($)

California--92.2%

ABAG Finance Authority for Nonprofit Corps., Revenue:
Multi Family Housing
(Central Park Apartments):
5.50%, 7/1/2019	1,010,000		1,047,552
5.60%, 7/1/2038	5,815,000		5,960,608
(Sansum-Santa Barbara Medical) 5.50%, 4/1/2021	3,500,000		3,747,030

Alameda County, COP:
7.33%, 12/1/2013 (Insured; MBIA)	5,000,000	a,b	6,017,900
(Financing Project)
6%, 9/1/2006 (Insured; MBIA)	2,560,000	c	2,644,454

Anaheim Public Finance Authority, Tax Allocation Revenue
6.45%, 12/28/2018 (Insured; MBIA)	26,000,000		27,912,040

California:
Economic Recovery Bonds:
5.25%, 7/1/2013	30,000,000		33,014,700
5.25%, 7/1/2014	10,000,000		11,061,700
5%, 7/1/2016	13,000,000		13,922,350
GO:
5%, 2/1/2020	11,385,000		12,052,275
5%, 2/1/2020	10,000,000		10,455,500
5%, 3/1/2020	10,395,000		11,134,604
5.25%,2/1/2027	6,475,000		6,971,568
5.50%, 4/1/2028	1,000,000		1,112,280
5.25%, 2/1/2030	25,700,000		27,149,994
5.25%, 4/1/2034	17,000,000		18,195,100
(Veterans)
5.05%, 12/1/2036	12,000,000		12,278,040
Various Purpose
6.125%, 10/1/2011 (Insured; FGIC)	2,875,000		3,254,385

California Department of Veteran Affairs,
Home Purchase Revenue:
5.50%, 12/1/2019	11,380,000		12,052,672
5.20%, 12/1/2028	10,000,000		10,006,900

California Department of Water Resources,
Power Supply Revenue:
5.875%, 5/1/2012	10,000,000	c	11,354,200
5.375%, 5/1/2012 (Insured; AMBAC)	20,585,000	c	22,806,739

California Educational Facilities Authority, Revenue
(Pooled College and University Projects)
5.625%, 7/1/2023	1,275,000		1,281,222

California Health Facilities Financing Authority,
Revenue:
(Cedars-Sinai Medical Center):
6.125%, 12/1/2009	30,695,000	c	33,910,608
6.25%, 12/1/2009	9,460,000	c	10,490,667
(Sutter Health):
5.35%, 8/15/2028 (Insured; MBIA)	3,780,000		3,993,646
6.25%, 8/15/2035	6,965,000		7,762,353

California Housing Finance Agency:
MFHR
6.15%, 8/1/2022 (Insured; AMBAC)	1,845,000		1,892,915
Single Family Mortgage:
6.25%, 8/1/2014 (Insured; AMBAC)	250,000		252,315
6.30%, 8/1/2024	700,000		706,629
6.45%, 8/1/2025	370,000		373,696

California Infrastructure and Economic Development
Bank, Revenue (Kaiser Hospital Assistance I-LLC)
5.55%, 8/1/2031	21,900,000		23,331,384

California Pollution Control Financing Authority:
PCR:
9.13%, 6/1/2014	5,500,000	a,b	7,131,905
9.13%, 6/1/2014 (Insured; MBIA)	24,165,000	a,b	31,334,997
SWDR:
(Browning Ferris Industries):
5.80%, 12/1/2016	2,000,000		1,986,220
6.75%, 9/1/2019	600,000		605,970
(Keller Canyon Landfill Co. Project)
6.875%, 11/1/2027	1,000,000		1,003,310

California Public Works Board, LR:
(Department of Corrections, Calipatria State Prison,
Imperial County)
6.50%, 9/1/2017 (Insured; MBIA)	13,000,000		15,533,050
(Department of Health Services, Richmond Laboratory Project)
5%, 11/1/2021 (Insured; AMBAC)	10,910,000		11,745,815

(Various University of California Projects):
5.50%, 6/1/2014	5,000,000		5,509,400
5.25%, 11/1/2028 (Insured; MBIA)	10,005,000		10,911,553

California State University, Fresno Association Inc.,
Auxiliary Organization Event Center Revenue:
6%, 7/1/2012	3,500,000	c	3,986,325
6%, 7/1/2012	2,500,000	c	2,847,375
6%, 7/1/2012	5,250,000	c	5,979,487

California Statewide Communities
Development Authority:
COP:
(Catholic Healthcare West):
6.50%, 7/1/2010	2,780,000	c	3,143,568
6.50%, 7/1/2020	1,220,000		1,350,394
(Motion Picture and Television Fund)
5.35%, 1/1/2022 (Insured; AMBAC)	5,700,000		5,704,902
(The Internext Group)
5.375%, 4/1/2030	20,000,000		20,202,800
Health Facility Revenue
(Adventist Health System/West)
5%, 3/1/2035	11,880,000		12,152,408
Revenue:
(Daughters of Charity Health System):
5.25%, 7/1/2024	8,205,000		8,621,650
5.25%, 7/1/2035	18,625,000		19,341,131
(Kaiser Permanente)
5.50%, 11/1/2032	13,500,000		14,192,955
(Sutter Health):
5.50%, 8/15/2028	14,000,000		14,894,460
5%, 11/15/2043	19,500,000		20,041,125
(The California Endowment):
5%, 7/1/2028	15,360,000		16,143,514
5%, 7/1/2033	16,710,000		17,508,404

Capistrano Unified School District:
Community Facilities District
Special Tax Number 98 (Ladera)
5.75%, 9/1/2009	5,500,000	c	6,024,095
School Facilities Improvement District Number 1
6%, 8/1/2024 (Insured; FGIC)	2,075,000		2,296,755

Castaic Lake Water Agency, COP, Revenue
(Water System Improvement Project)
Zero Coupon, 8/1/2027 (Insured; AMBAC)	10,000,000		3,846,100

Central California Joint Powers
Health Financing Authority, COP
(Community Hospitals of Central California
Obligated Group):
6%, 2/1/2030		5,000,000		5,238,100
5.75%, 2/1/2031		18,500,000		19,265,715

Chino Valley Unified School District, GO
5.25%, 8/1/2030 (Insured; MBIA)		10,000,000		10,879,000

Chula Vista, IDR
(San Diego Gas Project)
5%, 12/1/2027		3,000,000		3,103,710

Contra Costa County Public Finance Authority,
Tax Allocation Revenue (Pleasant Hill)
5.45%, 8/1/2028		2,780,000		2,871,323

Cucamonga County Water District, COP
5.25%, 9/1/2025 (Insured; FGIC)		5,555,000		5,967,237

Del Mar Race Track Authority, Revenue
6.20%, 8/15/2006		2,000,000	c	2,064,580

Delano, COP (Delano Regional Medical Center)
5.25%, 1/1/2018		13,500,000		13,553,325

Elsinore Valley Municipal Water District, COP:
5.375%, 7/1/2018 (Insured; FGIC)		2,000,000		2,266,740
5.375%, 7/1/2019 (Insured; FGIC)		3,855,000		4,387,954

Escondido Improvement Board
5.70%, 9/2/2026		1,335,000		1,377,707

Fontana, Special Tax
5.25%, 9/1/2017 (Insured; MBIA)		10,000,000		10,618,000

Fontana Public Financing Authority,
Tax Allocation Revenue
(North Fontana Redevelopment Project):
5%, 10/1/2021	(Insured; AMBAC)	5,000,000		5,364,000
5%, 10/1/2022	(Insured; AMBAC)	5,000,000		5,351,700
5.50%, 9/1/2032 (Insured; AMBAC)		13,800,000		14,995,770

Foothill/Eastern Transportation Corridor Agency,
Toll Road Revenue
5.75%, 1/15/2040		500,000		515,835

Fremont Union High School District:
5.25%, 9/1/2010 (Insured; FGIC)	3,400,000	c	3,652,756
5.25%, 9/1/2010 (Insured; FGIC)	4,000,000	c	4,297,360
5.25%, 9/1/2010 (Insured; FGIC)	11,295,000	c	12,134,670

Fullerton Community Facilities District Number 1,
Special Tax (Amerige Heights):
6.10%, 9/1/2022	1,000,000		1,070,030
6.20%, 9/1/2032	2,500,000		2,657,650

Golden State Tobacco Securitization Corp.:
Enhanced Tobacco Settlement Asset-Backed Bonds
5.50%, 6/1/2013	5,000,000	c	5,547,200
Tobacco Settlement Asset-Backed Bonds
6.75%, 6/1/2039	14,770,000		16,656,129

High Desert Memorial Health Care District, Revenue
5.40%, 10/1/2011	2,500,000		2,548,950

Kaweah Delta Health Care District, Revenue
6%, 8/1/2034	9,000,000		9,830,700

Long Beach Special Tax Community
Facilities District Number 5 (Towne Center)
6.875%, 10/1/2025	500,000		517,725

Los Angeles Harbor Department, Revenue
6%, 8/1/2012	8,900,000		9,077,822

Los Angeles Unified School District
5.75%, 7/1/2017 (Insured; MBIA)	10,135,000		11,824,504

Madera County, COP
(Valley Children's Hospital)
6.50%, 3/15/2009 (Insured; MBIA)	3,370,000		3,662,482

Metropolitan Water District of Southern California,
Waterworks, GO:
5%, 3/1/2017	5,500,000		5,984,165
5%, 3/1/2018	5,510,000		5,973,226

Murrieta Unified School District
Zero Coupon, 9/1/2021 (Insured; FGIC)	4,950,000		2,505,146

Natomas Unified School District
5.95%, 9/1/2021 (Insured; MBIA)	2,500,000		2,974,350

New Haven Unified School District
5.75%, 8/1/2019 (Insured; FSA)	2,000,000		2,235,520

North Orange County Community College District, GO
5%, 8/1/2022 (Insured; MBIA)	15,530,000		16,694,750

Northern California Power Agency, Revenue
(Hydroelectric Project Number 1):
7%, 1/1/2016 (Insured; AMBAC)	670,000	c	842,431
6.30%, 7/1/2018 (Insured; MBIA)	26,400,000		32,206,680
7.50%, 7/1/2021 (Insured; AMBAC)	375,000	c	510,536

Oakland Unified School District
5.25%, 8/1/2024 (Insured; FGIC)	17,275,000		18,678,248

Orange County Community Facilities District (Ladera Ranch):
Special Tax Number 1:
6.25%, 8/15/2008	1,600,000	c	1,708,048
6%, 8/15/2010	3,000,000	c	3,348,930
Special Tax Number 3:
5.60%, 8/15/2028	3,250,000		3,379,382
5.625%, 8/15/2034	6,000,000		6,199,020

Orange County Public Financing Authority, LR
(Juvenile Justice Center Facility)
5.375%, 6/1/2019 (Insured; AMBAC)	6,150,000		6,747,657

Pomona, COP, General Fund Lease Financing
5.50%, 6/1/2028 (Insured; AMBAC)	1,000,000		1,114,090

Pomona Redevelopment Agency, Tax Allocation
(West Holt Avenue)
5.50%, 5/1/2032	3,000,000		3,247,350

Rancho Cucamonga Redevelopment Agency
(Tax Allocation Rancho Development)
5.375%, 9/1/2025 (Insured; MBIA)	7,485,000		8,064,788

Rancho Mirage Joint Powers Financing Authority, Revenue
(Eisenhower Medical Center)
5.625%, 7/1/2029	10,430,000		11,004,067

Redwood Empire Financing Authority, COP
6.40%, 12/1/2023	2,750,000		2,783,302

Riverside County, SFMR
7.80%, 5/1/2021 (Collateralized; GNMA)	1,250,000		1,728,525

Sacramento City Financing Authority, Revenue:
8.353%, 12/1/2013 (Insured; AMBAC)	2,335,000	a,b	2,783,997
8.353%, 12/1/2014 (Insured; AMBAC)	2,570,000	a,b	3,064,185

Sacramento County:
Airport System Revenue
6%, 7/1/2017 (Insured; MBIA)	5,850,000		6,014,209
Laguna Creek Ranch/Elliott Ranch
Community Facilities District Number 1,
Improvement Area Number 1, Special Tax
(Laguna Creek Ranch)
5.70%, 12/1/2020	2,970,000		3,019,332

Sacramento County Housing Authority,
MFHR (Cottage Estate Apartments)
6%, 2/1/2033 (Collateralized; FNMA)	1,000,000		1,054,610

Sacramento County Sanitation Districts Financing
Authority, Revenue (Sacramento Regional County Sanitation
District) 5%, 12/1/2020 (Insured; AMBAC)	3,600,000		3,867,696

Sacramento Municipal Utility District,
Electric Revenue:
6.50%, 9/1/2013 (Insured; MBIA)	6,930,000		7,972,341
5.20%, 7/1/2017 (Insured; MBIA)	300,000		313,047

San Bernardino County, COP
(Capital Facilities Project)
6.875%, 8/1/2024	5,000,000		6,596,250

San Diego County, COP
(Burnham Institute for Medical Research)
5%, 9/1/2024	2,265,000	d	2,313,335
6.25%, 9/1/2029	3,800,000		4,166,434
5%, 9/1/2034	5,190,000	d	5,250,256

San Diego County Water Authority,
Water Revenue, COP
5%, 5/1/2032 (Insured; MBIA)	10,000,000		10,405,700

San Diego Unified School District
Zero Coupon, 7/1/2017 (Insured; FGIC)	2,325,000		1,445,453

San Francisco City and County
COP (San Bruno Jail Number 3)
5.25%, 10/1/2021 (Insured; AMBAC)	2,985,000		3,163,981

San Joaquin Hills Transportation Corridor Agency,
Toll Road Revenue
Zero Coupon, 1/15/2032 (Insured; MBIA)	48,295,000		14,974,831

San Jose Redevelopment Agency, Tax Allocation
(Merged Area Redevelopment Project)
5.25%, 8/1/2029	1,000,000		1,032,180

San Juan Unified School District:
Zero Coupon, 8/1/2023 (Insured; FSA)	10,030,000		4,620,420
Zero Coupon, 8/1/2024 (Insured; FSA)	10,655,000		4,670,300

South Placer Authority, Wastewater Revenue
5.25%, 11/1/2010 (Insured; FGIC)	1,000,000	c	1,089,690

Southeast Resource Recovery Facility Authority, LR:
5.25%, 12/1/2016 (Insured; AMBAC)	11,715,000		12,786,454
5.25%, 12/1/2017 (Insured; AMBAC)	6,475,000		7,048,167
5.25%, 12/1/2018 (Insured; AMBAC)	8,085,000		8,795,025

Stockton, Health Facilities Revenue
(Dameron Hospital Association)
5.70%, 12/1/2014	1,000,000		1,042,800

Tobacco Securitization Authority of Northern California,
Tobacco Settlement Asset-Backed Bonds
(Sacramento County Tobacco Securitization Corp.)
5.375%, 6/1/2038	20,000,000		20,407,600

Torrance Redevelopment Agency,
Tax Allocation Revenue
5.625%, 9/1/2028	500,000		507,340

University of California, Revenue
General 5%, 5/15/2023 (Insured; FGIC)	9,165,000		9,757,792
Limited Project 5%, 5/15/2022 (Insured; FSA)	14,655,000		15,634,540
Multi Purpose 5.25%, 9/1/2027 (Insured; MBIA)	31,475,000		32,935,755

Ventura County Community College District
5.50%, 8/1/2023 (Insured; MBIA)	4,250,000		4,688,898

West Basin Municipal Water District, Revenue, COP:
5.25%, 8/1/2014 (Insured; MBIA)	5,000,000		5,489,500
5.25%, 8/1/2015 (Insured; MBIA)	5,500,000		6,012,325
5.25%, 8/1/2016 (Insured; MBIA)	3,500,000		3,814,440
5.25%, 8/1/2017 (Insured; MBIA)	2,000,000		2,173,220

West Covina Redevelopment Agency,
Community Facilities District Special Tax
(Fashion Plaza):
6%, 9/1/2017	6,000,000		6,796,320
6%, 9/1/2022	11,325,000		13,238,359

Whittier Health Facility, Revenue
(Presbyterian Intercommunity Hospital)
5.75%, 6/1/2031	10,090,000		10,753,115

U.S. Related--6.4%

Commonwealth of Puerto Rico
Highway and Transportation Authority,
Transportation Revenue
6.649%, 7/1/2038 (Insured; MBIA)	1,000,000	a,b	1,071,050

Commonwealth of Puerto Rico
Infrastructure Financing Authority,
Special Tax Revenue:
6.505%, 7/1/2015 (Insured; AMBAC)	1,000,000	a,b	1,077,730
5.50%, 10/1/2032	10,000,000		10,848,900
5.50%, 10/1/2040	40,000,000		43,360,400

Puerto Rico Highway and Transportation Authority:
Highway Revenue
5.50%, 7/1/2013 (Insured; MBIA)	4,750,000		5,231,222
Transportation Revenue
6%, 7/1/2010	2,000,000	c	2,207,940

Puerto Rico Public Buildings Authority,
Government Facilities Revenue
5.25%, 7/1/2015 (Insured; FGIC)	11,600,000		12,926,112

Virgin Islands Public Finance Authority, Revenue:
7.30%, 10/1/2018	3,100,000		3,906,372
Subordinated Lien Fund Loans Notes
6%, 10/1/2022	2,000,000		2,104,140

Total Long-Term Municipal Investments
(cost $1,197,369,767)			1,273,850,342

Short-Term Municipal Investments--.9%

California Department of Water Resources,
Power Supply Revenue
2.93% (LOC; The Bank of New York)	2,000,000	e	2,000,000

California Pollution Control Financing Authority, PCR
(Pacific Gas and Electric Corp.)
2.93% (LOC; Bank One)	9,000,000	e	9,000,000

Orange County Sanitation District, COP
2.90% (Liquidity Facility; Dexia Credit Locale)	1,000,000	e	1,000,000

Total Short-Term Municipal Investments
(cost $12,000,000)	12,000,000

Total Investments (cost $1,209,369,767)	99.5%	1,285,850,342

Cash and Receivables (Net)	.5%	5,863,478

Net Assets	100.0%	1,291,713,820

Summary of Abbreviations

ACA	American Capital Access	HR	Hospital Revenue
AGC	ACE Guaranty Corporation	IDB	Industrial Development Board
AGIC	Asset Guaranty Insurance Company	IDC	Industrial Development Corporation
AMBAC	American Municipal Bond Assurance Corporation	IDR	Industrial Development Revenue
ARRN	Adjustable Rate Receipt Notes	LOC	Letter of Credit
BAN	Bond Anticipation Notes	LOR	Limited Obligation Revenue
BIGI	Bond Investors Guaranty Insurance	LR	Lease Revenue
BPA	Bond Purchase Agreement	MBIA	Municipal Bond Investors Assurance Insurance
CGIC	Capital Guaranty Insurance Company	Corporation
CIC	Continental Insurance Company	MFHR	Multi-Family Housing Revenue
CIFG	CDC Ixis Financial Guaranty	MFMR	Multi-Family Mortgage Revenue
CMAC	Capital Market Assurance Corporation	PCR	Pollution Control Revenue
COP	Certificate of Participation	RAC	Revenue Anticipation Certificates
CP	Commercial Paper	RAN	Revenue Anticipation Notes
EDR	Economic Development Revenue	RAW	Revenue Anticipation Warrants
EIR	Environmental Improvement Revenue	RRR	Resources Recovery Revenue
FGIC	Financial Guaranty Insurance Company	SAAN	State Aid Anticipation Notes
FHA	Federal Housing Administration	SBPA	Standby Bond Purchase Agreement
FHLB	Federal Home Loan Bank	SFHR	Single Family Housing Revenue
FHLMC	Federal Home Loan Mortgage Corporation	SFMR	Single Family Mortgage Revenue
FNMA	Federal National Mortgage Association	SONYMA	State of New York Mortgage Agency
FSA	Financial Security Assurance	SWDR	Solid Waste Disposal Revenue
GAN	Grant Anticipation Notes	TAN	Tax Anticipation Notes
GIC	Guaranteed Investment Contract	TAW	Tax Anticipation Warrants
GNMA	Government National Mortgage Association	TRAN	Tax and Revenue Anticipation Notes
GO	General Obligation	XLCA	XL Capital Assurance

Notes to Statements of Investments:

a Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006, these securities amounted to $52,481,764 or
4.1% of net assets.
b Inverse floater security--the interest rate is subject to change periodically.
c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d Purchased on delayed delivery basis.
e Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER CALIFORNIA TAX EXEMPT BOND FUND, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	April 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	April 21, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	April 21, 2006